20. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

20. INTANGIBLE ASSETS

The composition of the balance at December 31, 2019 and 2018 is as follow:

	2019			2018
	Historical cost	Accumulated amortization	Residual value	Historical cost	Accumulated amortization	Residual value
In service
Useful life defined
Temporary easements	12	(4)	8	11	(3)	8
Onerous concession	20	(13)	7	19	(12)	7
Assets of concession (1)	20,039	(8,522)	11,517	18,674	(7,994)	10,680
Others	77	(67)	10	85	(66)	19
	20,148	(8,606)	11,542	18,789	(8,075)	10,714
In progress	82	–	82	63	–	63
Net intangible assets	20,230	(8,606)	11,624	18,852	(8,075)	10,777

(1)	The rights of authorization to generate wind power granted to the subsidiary Parajuru and Volta do Rio, valued at R$ 127, and of the gas distribution concession, granted to Gasmig, valued at R$ 426, are classified in the consolidated statement of financial position under intangibles assets and are amortized by the straight-line method, for the period of the concessions.

Changes in Intangible assets are as follow:

	2018	Additions	Disposals (2)	Amortization	Transfers (1)	2019
In service
Useful life defined
Temporary easements	9	–	–	(1)	–	8
Onerous concession	7	–	–	–	–	7
Assets of concession	10,680	891	(41)	(698)	685	11,517
Others	18	7	–	(5)	(10)	10
	10,714	898	(41)	(704)	675	11,542
In progress	63	36	–	–	(17)	82
Net intangible assets	10,777	934	(41)	(704)	658	11,624

(1)	The transfers were made between Intangible assets, concession contract assets and property, plant and equipment are follows: (1) R$685 from concession contract assets to intangible assets; (2) (R$4) from intangible assets to property, plant and equipment and; and (3) (R$23) from intangible assets to concession financial assets.
(2)	This includes the impairment, in the amount of R$ 22 recognized in the Income Statement under “Other expenses”. The test of impairment of intangible assets, relating to the authorization for wind powergeneration granted to Volta do Rio, recognized in 2018 as part of the its business combination, arises from non- achievement of the operational performance expected in 2019 for the wind generation assets of the subsidiary. The Value in Use of the assets was calculated based on the projection of future expected cash flows for the operation of the assets of the subsidiary, brought to present value by the weighted average cost of capital defined for the company’s activity, using the Firm Cash Flow (FCFF) methodology.

	2017	Assets arising from business combination	Additions	Disposals	Effects of first-time adoption of IFRS 15	Amortization	Transfer to Held for sale	Transfers	2018
In service
Useful life defined
Temporary easements	10	–	–	–	–	(1)	–	–	9
Onerous concession	8	–	–	–	–	(1)	–	–	7
Assets of concession	10,435	162	–	(23)	–	(668)	–	774	10,680
Others	17	4	1	–	–	(5)	(7)	8	18
	10,470	166	1	(23)	–	(675)	(7)	782	10,714
In progress	686	–	33	(4)	(621)	–	–	(31)	63
Net intangible assets	11,156	166	34	(27)	(621)	(675)	(7)	751	10,777

	2016	Additions	Disposals	Amortization	Transfers (1)	2017
In service
Useful life defined
Temporary easements	10	–	–	–	–	10
Onerous concession	9	–	–	(1)	–	8
Assets of concession	9,248	–	(11)	(638)	1,836	10,435
Others	18	–	–	(7)	6	17
	9,285	–	(11)	(646)	1,842	10,470
In progress	1,535	1,105	(8)	–	(1,946)	686
Net intangible assets	10,820	1,105	(19)	(646)	(104)	11,156

(1)	Balances transferred to financial assets.

Concession assets

The energy and gas distribution infrastructure assets already in service and that will be fully amortized during the concession term are recorded as intangible assets.

On September 19, 2019 the third amendment to the concession contract for gas distribution of the subsidiary Gasmig was signed, replacing the contractual obligation to build the gas pipeline to serve the Nitrogenated Fertilizer Unit (UFN-V), to be built by Petrobras in the Minas Triangle region, by the payment of a concession grant fee of R$891. This amendment extended the period of Gasmig’s concession contract to 2053. The grant fee was paid on September 26, 2019. The amount will be added to the Remuneration Base of Assets of Gasmig, to be considered in the process of tariff review by the Grantor as an intangible asset to be amortized until the end of the concession contract, producing immediate effects in terms of setting and review of tariffs.

The amount of additions in 2019 includes R$2 (R$4 in 2018 and R$ 71 in 2017) of borrowing costs, as presented in Note 24.

The intangible asset easements, onerous concessions, assets of concession, and others, are amortized by the straight-line method taking into account the consumption pattern of these rights.

The main amortization rates, which take into account the useful life that management expects for the asset, and reflect the expected pattern of their consumption, are as follows:

Energy	(%)	Administration	(%)
System cable – below 69 KV	6.67	Software	20.00
System cable – below 69 KV	3.57	Vehicles	14.29
Structure – Posts	3.57	General equipment	6.25
Overhead distribution transformer	4.00	Buildings	3.33
Circuit breaker – up to 69 kV	3.03
Capacitor bank – up to 69 kV	6.67
Voltage regulator – up to 69 kV	4.35

Gas	(%)	Administration	(%)
Tubing	3.33	Software	20.00
Buildings, works and improvements	4.00	Vehicles	20.00
Improvements in leased properties	10.00	Data processing equipment	20.00
Machinery and equipment	5.00 a 20.00	Furniture	10.00

The annual average amortization rate is 4.01%. The segregation by activity is as follows.

Hydroelectric Generation	Wind Power Generation	Gas	Distribution	Administration
19.74	16.90	2.87	3.88	16.03

Under the regulations of the energy segment, property, plant and equipment used in the distribution concession are linked to these services, and cannot be withdrawn, disposed of, assigned or provided in guarantee without the prior express authorization of the Regulator.